SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in Non-Cash Working Capital Accounts
Total	$ (760,289)	$ (693,347)	$ (196,218)
Significant Non-Cash Financing Activities
Shares Issued in Settlement of Debts	0	103,689	276,983
Shares Issued for Services	7,373	21,896	15,000
Shares Issued Conversion Convertible Promissory Notes	1,934,419	0	0
Expenses Paid by An Arm's Length Party	0	0	8,569
Total	1,941,792	125,675	300,552
Other Information
Interest Paid	186,128	16	28,974
Income Taxes Paid	0	0	0
Supplemental Cash Flow Information [Member]
Change in Non-Cash Working Capital Accounts
Accounts Receivable	297,309	(281,445)	35,155
GST Recoverable	(2,128)	(6,672)	566
Prepaid Expenses	(18,608)	(153,311)	(3,087)
Trade and Other Payables	125,564	(103,884)	(76,175)
Liabilities to Customers	$ (297,309)	$ 286,990	$ (32,428)